3. Loans (Details 4) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Mortgage loans held for sale	$ 4,417	$ 680
Impaired loans	20,347	21,695
Other real estate	0	27
Level 1
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 2
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 3
Mortgage loans held for sale	4,417	680
Impaired loans	20,347	21,695
Other real estate	$ 0	$ 27